STOCK-BASED COMPENSATION EXPENSE - Schedule of Market Based RSUs (Details) - Market Based RSUs	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of Market Based RSUs
Non-vested at beginning of period (in shares) | shares	13,317,712
Granted (in shares) | shares	1,351,361
Released (in shares) | shares	0
Cancelled (in shares) | shares	12,598,015
Non-vested at end of period (in shares) | shares	2,071,058
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period (in dollars per share) | $ / shares	$ 26.0
Granted (in dollars per share) | $ / shares	2.5
Released (in dollars per share) | $ / shares	0
Cancelled (in dollars per share) | $ / shares	24.3
Non-vested at end of period (in dollars per share) | $ / shares	$ 24.5